Label	Element	Value
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	$ 1,755,196
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	14,988,583
Partners Capital Account Cash Contributions	lmrk_PartnersCapitalAccountCashContributions	1,019,378
Partners Capital Account Contributions Of Ground Leases And Lease Intangible Assets And Below Market Lease Liabilities	lmrk_PartnersCapitalAccountContributionsOfGroundLeasesAndLeaseIntangibleAssetsAndBelowMarketLeaseLiabilities	13,824,871
General Partner [Member]
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	0
Acquired Funds [Member]
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	5,410,617
Partners Capital Account Cash Contributions	lmrk_PartnersCapitalAccountCashContributions	1,019,378
Partners Capital Account Contributions Of Ground Leases And Lease Intangible Assets And Below Market Lease Liabilities	lmrk_PartnersCapitalAccountContributionsOfGroundLeasesAndLeaseIntangibleAssetsAndBelowMarketLeaseLiabilities	111,111
Contributing Landmark Funds [Member]
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	(83,019,274)
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	9,577,966
Income (Loss) Attributable to Parent	us-gaap_IncomeLossAttributableToParent	4,530,219
Partners Capital Account Contributions Of Ground Leases And Lease Intangible Assets And Below Market Lease Liabilities	lmrk_PartnersCapitalAccountContributionsOfGroundLeasesAndLeaseIntangibleAssetsAndBelowMarketLeaseLiabilities	13,713,760
Common Units [Member]
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	93,222,079
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	0
Subordinated Units [Member]
Partners' Capital Account, Contributions	us-gaap_PartnersCapitalAccountContributions	(8,447,609)
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	$ 0